Property, Plant and Equipment - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant and Equipment Useful Life and Values [Abstract]
Financing charges capitalized on property, plant and equipment	48	48